1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000
VIA EDGAR
June 15, 2010
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4720
Re:	The Gabelli Global Multimedia Trust Inc. Investment Company Act File No. 811-08476
Ladies and Gentlemen:
     On behalf of the above referenced investment company, a Maryland corporation (the “Fund”), we hereby transmit for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), additional proxy materials. We note that while the proxy letter to shareholders is dated June 11, 2010, these additional proxy materials will not be provided to shareholders until after this filing, on or about June 15, 2010.
     Should members of the staff have any questions regarding the enclosed materials, they should call the undersigned at 202-303-1288.

Very truly yours,
/s/ Y. Rachel Kuo
Y. Rachel Kuo
Enclosure
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